Earnings/(Loss) per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Earnings per Share [Abstract]
Equity incentive plan non-vested shares	2,218	0	3,332
Outstanding warrants	1,138,917	1,138,917	1,138,917
Underwriters' purchase options common shares	0	0	66,667
Underwriters' purchase options warrants	0	0	1,000,000
Underwriters purchase options common shares expiration date	September 24, 2012
Underwriters purchase options warrants expiration date	September 24, 2012